SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity
Twelve months ended December 31,
2025

Risk free interest	3.73% - 4.35%
Volatility	41.40% - 44.17%
Expected term (in years)	0.5 - 4
Minimal share price for vesting	5.25

Schedule of Stock-Based Compensation Expenses
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of January 1, 2025	5,290,625	$6.6	3.6	$1,060

Granted	1,010,000	$6.9
Exercised	(2,127,060)	$6.4
Forfeited and cancelled	(311,042)	$7.4

Outstanding as of December 31, 2025	3,862,523	$6.7	3.5	$24,140

Exercisable as of December 31, 2025	1,332,536	$7.2	2.4	$7,606

Schedule of summary of the RSUs balances
Number of RSUs

Outstanding as of January 1, 2025	-
Granted	1,215,500
Vested	-
Forfeited	(38,000)

Outstanding as of December 31, 2025	1,177,500

Schedule of stock option activity by exercise price
	Year ended December 31,
	2025	2024	2023

Cost of revenues of products	$411	$214	$185
Cost of revenues of services	403	304	222
Research and development expenses, net	1,512	674	654
Selling and marketing expenses	1,445	611	417
General and administrative expenses	4,642	4,923	1,945
Other operating expenses (income), net	7	-	-

	$8,420	$6,726	$3,423

Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31,
	2025	2024	2023

Risk free interest	3.79%-4.36%	3.85%-4.56%	3.57%-4.58%
Dividend yields	0%	0%	0%
Volatility	42.39%-43.26%	47.75%-49.00%	52.77%-53.87%
Expected term (in years)	3.76-3.82	3.82-3.83	3.85-3.92